Basic and diluted loss per share	12 Months Ended
Dec. 31, 2025
Basic And Diluted Earnings Per Share1 [Abstract]
Basic and diluted loss per share

19. Basic and diluted loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of issued and outstanding ordinary shares as well as pre-funded warrants during the year.

All of the Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share attributable to ordinary stockholders as the effect of including them would be antidilutive.

Unvested RSU's and outstanding options are not included in the calculation of diluted earnings per share because they are antidilutive in 2025, 2024 and 2023.

Basic and diluted loss per share

	Year Ended December 31,
	2025	2024	2023
	€	€	€
Net Loss	(175,699,397)	(134,221,527)	(100,875,068)
Weighted average number of ordinary shares outstanding	59,159,247	54,020,549	38,391,654
Basic and diluted loss per share	(2.97)	(2.48)	(2.63)